PROPERTY AND EQUIPMENT, NET (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net
Total property and equipment	$ 13,023,724		$ 2,893,464	$ 1,242,596
Less: accumulated depreciation	(1,017,332)		(67,705)	(10,388)
Property and equipment, net	12,006,392		2,825,759	1,242,596
Depreciation expense	975,992	$ 41,479	54,648	8,449
Brick machines
Property and Equipment, Net
Total property and equipment	2,381,174		2,534,700	973,992
Right of use assets - vehicles
Property and Equipment, Net
Total property and equipment	171,276		135,620	123,796
Furniture and equipment
Property and Equipment, Net
Total property and equipment	84,514		84,514
Leasehold improvements
Property and Equipment, Net
Total property and equipment	$ 165,680		$ 138,630	$ 155,196